Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,780,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,191.12
Total Offset Amount	0.00
Net Fee	1,191.12
Narrative - Max Aggregate Offering Price	$ 7,780,000.00
Final Prospectus	true